Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended
	May 31, 2014 Targets	Sep. 30, 2014 Segment	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 05, 2014
Summary Of Significant Accounting Policies [Line Items]
Deposits		$ 89,000		$ 144,000
Number of reportable segments		1
Number of operating segments		1
Impairment losses of long lived assets		0
Collaboration fee for exclusive worldwide license per target	2,000,000
Initial collaboration term	3 years
Additional collaboration term	5 years
Eligible contingent payments	80,000,000
Potential milestone payments	640,000,000
Potential target of collaborations	8
Reimbursement of research and development expense		35.00%
Agreement termination scenario description		Regeneron may terminate the agreement for convenience at any time on a target by target basis or in totality upon a 30-day notice. Each party can terminate the agreement if another party commits a material breach or material default in performance of its obligations and such breach or default is not cured within 60 days. The agreement is automatically terminated upon initiation of any bankruptcy proceedings, reorganization or dissolution of either party. The Company can terminate the agreement upon 30-day notice if Regeneron challenges the validity, scope or enforceability of any Company patent.
Revenue from licensing of intellectual property		30,000
Government grant revenue		0	480,000	480,000	30,000
Tax credits due to reduction of research and development expense				93,000
Australian Tax Authorities [Member]
Summary Of Significant Accounting Policies [Line Items]
Tax credits due to reduction of research and development expense		100,000	700,000	800,000	0
Collaborative Arrangement [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred revenue		7,700,000
Upfront Payment Arrangement [Member]
Summary Of Significant Accounting Policies [Line Items]
Initial upfront non-refundable cash payments received		8,000,000
Series A and B Convertible Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Gain (loss) on changes in fair value recorded in income statement		(800,000)
Reclassification of fair value to permanent equity		900,000
Private Placement [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares sold						588,235
Proceeds from sale of common stock						10,000,000
Regeneron Corporation [Member]
Summary Of Significant Accounting Policies [Line Items]
Research collaboration and license agreement revenue		300,000
Regeneron Corporation [Member] | Upfront Payment Arrangement [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue recognized		6,500,000
Deferred revenue		$ 1,500,000
Performance period		8 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets		3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets		5 years